TAX LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
VAT payable	$ 22,262	$ 16,213
Supplier withholding income taxes	5,461	951
Sales taxes payable	1,645	560
Personal properties tax accrual	1,308	1,177
Wage withholding taxes	213	2,504
Taxes payable related to Argentine Knowledge Economic Law	163	730
Other	2,177	1,319
Tax liabilities	$ 33,229	$ 23,454